Earnings/(loss) per share - Additional Information (Details) - EUR (€) € in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Earnings per share [abstract]
Net profit/(loss) attributable to shareholders (€m)	€ (337.3)	€ 136.5	€ 36.4	€ (167.5)
Weighted average number of ordinary shares (in shares)	144,090,810	174,580,272	182,018,743
Weighted average number of founder preferred shares (in shares)	1,500,000	1,500,000	1,500,000
Adjusted shares for dilutive impact of 2016 non-executive restricted stock awards (in shares)		8,705,890